Deferred Tax Assets and Liabilities that Comprise Net Deferred Tax Asset (Liability) (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deferred tax assets
Deferred income taxes (Current assets)	$ 8,744	¥ 718,687	¥ 605,884
Investments and other assets - Other	1,118	91,857	118,849
Deferred tax liabilities
Other current liabilities	(182)	(14,953)	(14,919)
Deferred income taxes (Long-term liabilities)	(11,058)	(908,883)	(810,127)
Net deferred tax liability	$ (1,378)	¥ (113,292)	¥ (100,313)